GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Financial Statements [Abstract]
Disclosure of percentage ownership

Tax No.	Company	Country of origin	Functional Currency	As December 31, 2024			As December 31, 2023			As December 31, 2022
				Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
76.717.244-3	Prime Cargo SpA.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	0.0000	0.0000
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L. (*)	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000
96.847.880-K	Technical Training LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited (*)	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Professional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Latam Travel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000
Foreign	Faisán Finance DAC (*)	Ireland	US$	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (**)	Brazil	BRL	63.0987	36.9013	100.0000	63.0987	36.9013	100.0000	63.0901	36.9099	100.0000
(*)These subsidiaries have no operations.
(**)As of December 31, 2024, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 100% share on economic rights and 51.04% of political rights. Its percentage arose as a result of the provisional measure No.863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the share ownership of a Brazilian Airline.

Disclosure of interests in subsidiaries

		Statement of financial position						Net Income
								For the year ended December 31,
		As of December 31, 2024			As of December 31, 2023			2024	2023	2022

Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	462,748	1,933,499	(1,092,261)	487,236	1,835,537	(1,000,622)	(122,763)	7,514	(121,673)
Foreign	Latam Airlines Perú S.A.	437,768	366,089	16,930	334,481	285,645	48,836	22,861	(4,666)	(12,726)
93.383.000-4	Lan Cargo S.A.	490,550	263,747	226,803	391,430	189,019	202,411	27,238	22,677	(1,230)
76.717.244-3	Prime Cargo SpA.	14,806	14,844	(38)	912	—	912	(813)	—	—
Foreign	Connecta Corporation	47,583	15,255	32,328	64,054	6,790	57,264	(5,936)	693	14,814
Foreign	Prime Airport Services Inc. and Subsidiary (*)	18,752	15,582	3,169	19,435	17,241	2,194	977	1,380	1,838
96.951.280-7	Transporte Aéreo S.A.	238,354	121,609	116,745	280,117	151,066	129,051	(10,064)	24,871	(36,190)
96.631.520-2	Fast Air Almacenes de Carga S.A.	25,783	19,771	6,005	14,255	10,455	3,800	3,675	462	1,154
Foreign	Laser Cargo S.R.L.	—	—	—	—	1	(1)	—	—	—
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	—	—	—	—	—	—	—	—	(1,287)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	208,807	116,796	(66,907)	166,503	80,502	(71,744)	6,010	(5,345)	(11,901)
96.575.810-0	Inversiones Lan S.A.	1,184	48	1,136	1,238	50	1,188	(53)	(36)	(14)
96.847.880-K	Technical Training LATAM S.A.	1,238	740	498	1,246	893	353	205	165	77
Foreign	Latam Finance Limited	112	208,620	(208,508)	114	208,621	(208,507)	(1)	(1)	169,582
Foreign	Peuco Finance Limited	—	—	—	—	—	—	—	—	—
Foreign	Professional Airline Services INC.	8,508	1,660	6,848	15,571	10,943	4,628	1,960	1,681	258
Foreign	Jarletul S.A.	12	1,101	(1,089)	16	1,101	(1,085)	(4)	8	(2)
Foreign	Latam Travel S.R.L.	93	—	93	92	—	92	—	5	154
76.262.894-5	Latam Travel Chile II S.A.	358	1,243	(885)	356	1,239	(883)	(2)	(16)	2
Foreign	Latam Travel S.A.	3,847	1,623	2,091	4,547	1,554	2,993	(3,563)	940	(6,187)
Foreign	Faisán Finance DAC	—	—	—	—	—	—	—	—	—
Foreign	TAM S.A. and Subsidiaries (*)	4,070,469	2,557,042	1,512,327	4,239,702	3,027,373	1,212,329	673,648	740,783	(69,932)
(*)The Equity reported corresponds to Equity attributable to owners of the parent company, it does not include Non-controlling participation.